Share-Based Payments - Activity on Share Options (Details) R / shares in Units, R in Millions	12 Months Ended
	Jun. 30, 2021 ZAR (R) year R / shares	Jun. 30, 2020 ZAR (R) year R / shares
2006 share plan
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding [Roll Forward]
Gain realised by participants on options and rights traded during the year | R	R 807	R 142
Fair value of options and rights exercised during the year | R	R 807	R 144
Participation units | Sisonke ESOP
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding [Roll Forward]
Number of options and rights (in shares)	6,768,562	6,819,025
Options granted (in shares)	106,994	366,960
Options exercised or vested (in shares)	(441,548)	(257,271)
Options forfeited and lapsed (in shares)	(122,341)	(160,152)
Number of options and rights (in shares)	6,311,667	6,768,562
Weighted average option price (in SA rand per share)	R 70.90	R 48.21
Gain realised by participants on options and rights traded during the year | R	R 31	R 12
Remaining life (years) | year	0.5	1.5
SARs | 2006 share plan
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding [Roll Forward]
Number of options and rights (in shares)	377,333	6,713,044
Weighted average option price (in SA rand per share)	R 18.41	R 26.45
Options exercised or vested (in shares)	(371,008)	(6,086,252)
Options exercised (in SA rand per share)	R 18.41	R 27.03
Options forfeited and lapsed (in shares)	(6,325)	(249,459)
Options forfeited and lapsed (in SA rand per share)	R 18.41	R 23.97
Number of options and rights (in shares)	0	377,333
Options and rights vested but not exercised (in shares)	0	377,333
Weighted average exercise price of share options exercisable in share-based payment arrangement		R 18.41
PS | 2006 share plan
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding [Roll Forward]
Number of options and rights (in shares)	12,415,024	21,007,596
Options exercised or vested (in shares)	(11,928,241)	0
Options forfeited and lapsed (in shares)	(486,783)	(8,592,572)
Number of options and rights (in shares)	0	12,415,024
PS and RS | 2006 share plan
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding [Roll Forward]
Options and rights vested but not exercised (in shares)	0	0
DS | Management DSP
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding [Roll Forward]
Number of options and rights (in shares)	1,162,152	0
Options granted (in shares)	1,356,715	1,218,013
Options exercised or vested (in shares)	(331,466)	0
Options forfeited and lapsed (in shares)	(84,878)	(55,861)
Number of options and rights (in shares)	2,102,523	1,162,152
DS | Management DSP | Over three years [Member] | September 18, 2019
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding [Roll Forward]
Number of options and rights (in shares)	595,450
Weighted average option price (in SA rand per share)	R 87.86	R 0
Gain realised by participants on options and rights traded during the year | R	R 28	R 0
Remaining life (years) | year	1.2	0
DS | Management DSP | Over five years [Member] | September 18, 2019
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding [Roll Forward]
Number of options and rights (in shares)	232,237
Weighted average option price (in SA rand per share)	R 87.86	R 0
Gain realised by participants on options and rights traded during the year | R	R 2	R 0
Remaining life (years) | year	3.2	0
Restricted Shares [Member] | 2006 share plan
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding [Roll Forward]
Number of options and rights (in shares)	0
Number of options and rights (in shares)	0	0